INCOME TAXES (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended		36 Months Ended
	Mar. 30, 2023	Oct. 21, 2020	Jan. 01, 2008	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 11, 2020
Operating Loss Carryforwards [Line Items]
Income tax rate						27.70%	20.20%
Income tax description						The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.
Statutory income tax rate						21.00%
Deferred tax assets						$ 0	$ 0
Sichuan Wetouch Technology Co. Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Income tax description		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023				On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.
Sichuan Vtouch Technology Co Ltd [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate				28.50%	27.90%
PRC [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate								15.00%
Statutory income tax rate	25.00%		25.00%			25.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Income tax rate						16.50%
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate				16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate				25.00%				15.00%